Employee Benefit Plan, Description of Plan (Tables) - EBP 003	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
EBP, Description of Plan
1. Description of the Plan
The following description of the Elevance Health 401(k) Plan (the “Plan”) provides only general information. More detailed information concerning the Plan may be found by consulting the summary plan description.
General
The Plan is a qualified defined contribution plan which provides savings opportunities for eligible employees of Elevance Health, Inc. (“Elevance Health”) and certain of its subsidiaries (the “Participating Employers”) and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). Employees of the Participating Employers are generally eligible to participate in the Plan 30 days after their date of hire. The net assets of the Plan, excluding notes receivable from participants, are held in the Elevance Health Defined Contribution Master Trust (the "EH Master Trust"). Fidelity Management Trust Company serves as the trustee for the EH Master Trust and Fidelity Workplace Services LLC serves as the recordkeeper (collectively, "Fidelity"). The Plan Sponsor is ATH Holding Company, LLC, a wholly owned subsidiary of Elevance Health. The Retirement Committee of ATH Holding Company, LLC is the Plan Administrator.
Participant Accounts
An individual account is maintained by the Plan for each eligible employee who participates in the Plan. Each participant’s account is credited with the participant’s contributions, rollover contributions, allocations of the Plan Sponsor’s contributions, and an allocation of investment earnings or losses, reduced by participant withdrawals and certain administrative expenses. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account.
Contributions
Participants may make voluntary contributions of 1% to 80% of eligible compensation, as defined in the Plan document, subject to limitations imposed by applicable Internal Revenue Service (“IRS”) regulations. Participants may make pretax contributions to a traditional 401(k) account, after-tax contributions to a Roth 401(k) account or a combination of the two through automatic payroll deduction. Participants are automatically enrolled in the Plan at an initial pretax deferral rate of 6%, with an annual automatic increase of the rate of 1%, up to 15% of the participant's eligible compensation, unless the participant directs otherwise.
The Plan Sponsor provides a matching contribution of 100% on the first 4% of the participant's eligible compensation, plus 50% of the next 2% of the participant's eligible compensation contributed, for a total potential Plan Sponsor matching contribution of 5%. Additionally, the Plan provides for a true-up matching contribution to ensure that eligible participants who elected to contribute the maximum contribution allowed by the Plan receive the maximum matching contribution of eligible compensation determined as of the end of the plan year. The Plan permits additional Plan Sponsor discretionary contributions to be made, but no such discretionary contributions were made during the 2025 plan year.
Participants who attain age 50 by the end of the plan year may contribute additional "catch up" contributions to their account beyond the regular annual IRS limit, in accordance with applicable law and the Plan's terms. Catch-up contributions are eligible for matching contributions.
Rollover Contributions
The Plan may accept rollover contributions. Rollover contributions represent distributions received from other qualified retirement plans, as defined in Section 401(a)(31)(E) of the Internal Revenue Code (the "Code"), including any such distributions contributed via a "conduit" individual retirement account. Distributions from other plans are subject to certain conditions to be eligible for rollover into the Plan.
Vesting
Participants have a 100% vested interest in the Plan Sponsor match after completing a two-year period of service. Nonvested account balances of terminated employees are forfeited (subject to reinstatement upon reemployment as required by applicable law and the Plan's terms).
Investments
Participants direct their elective contributions and employer matching contributions into various investment options offered by the Plan, including target date funds, several mutual and collective investment trust funds, all of which are subject to change from time to time by the Plan Administrator, and the Elevance Health Stock Fund, which is provided for in the Plan document and overseen by an independent fiduciary. The Plan also provides access to a self-directed brokerage option. If a participant has not elected an investment option, their contributions will automatically be invested in the Plan’s qualified default investment alternative, which is the target date fund aligned with the year the participant turns 65.
The Elevance Health Stock Fund is a unitized fund, which means participants do not actually own shares of Elevance Health common stock but rather own an interest in the unitized fund. A portion of the fund may be invested in short-term reserves to accommodate daily transactions. Investment in the Elevance Health Stock Fund is limited to no more than 20% of a participant's total account balance. Each participant is entitled to exercise voting rights attributable to the shares allocated to his or her account. Any cash dividends paid to the participant’s account will be reinvested in the Elevance Health Stock Fund unless the participant elects to receive the dividend in cash paid directly to the participant. Participants may change their election to receive dividends in cash or to reinvest dividends at least quarterly.
Benefit Payments and Withdrawals
A participant may make a withdrawal of voluntary after-tax contributions made to a traditional 401(k) account prior to January 1, 2012, or take a qualified distribution of Roth 401(k) contributions, as defined by the IRS, at any time. Additionally, after attaining age 59½, a participant may withdraw participant and Plan Sponsor matching contributions for any reason.
Subject to the provisions and conditions specified in the Plan document, an active participant in the Plan may make certain hardship withdrawals of amounts held in the participant’s account attributable to the participant’s contributions, vested Plan Sponsor matching contributions, rollovers, pre-2006 employer match, and income allocated to the contributions account.
Upon termination of employment, the participant is entitled to receive the fully vested current value of his or her account. If the current value of the vested account is $1,000 or less, the account is paid in a lump-sum payment. If the vested account value is $1,000 or more, but less than $5,000, the account will be rolled over into an individual retirement account unless the participant elects otherwise. If the vested account value is $5,000 or more, the account will remain in the Plan unless the participant elects otherwise. The participant may elect to have the entire portion, if any, of the account held in the Elevance Health Stock Fund paid in whole shares of Elevance Health common stock, with fractional shares and any uninvested funds paid in cash. Distribution of participant accounts must commence by the later of retirement or the latest date permitted under Section 401(a)(9) of the Code, as amended by federal legislation known as the SECURE Act and SECURE 2.0 (including regulatory guidance issued thereunder). Upon death, payments are made to the participant’s beneficiary in the form of a lump-sum payment or in installments.
Notes Receivable from Participants
Participants may request a loan not in excess of the lesser of: (1) 50% of the vested account balance, or (2) $50,000, less the highest outstanding loan balance during the preceding year. A participant may not have more than two loans outstanding at any one time and must wait 30 days from when a loan is paid off before requesting a new loan. Repayment of loans shall not exceed five years except for loans used to acquire the participant’s principal residence. Each loan bears interest in accordance with the Plan's loan policy and applicable regulations. Repayments are made by payroll deduction or remitted directly to Fidelity.
Forfeitures and Certain Plan Expenses
Forfeited nonvested account balances totaled $3,875,557 and $506,167 as of December 31, 2025 and 2024, respectively. Forfeitures may be used to offset employer contributions or to pay certain administrative expenses, as determined by the Plan Sponsor. During the year ended December 31, 2025, forfeitures of $6,093,646 were used to offset employer contributions and forfeitures of $73,579 were used to pay Plan administrative expenses.
In addition, Fidelity maintains, on behalf of the Plan, a plan revenue credit account in connection with net float earnings received from certain investment managers and amounts (if any) owed by Fidelity with respect to performance guarantees under the recordkeeping agreement. During the plan year ended December 31, 2025, the plan revenue credit account was used to pay Plan administrative expenses totaling $360,106.
Plan Termination
Although it has not expressed any intent to do so, the Plan Sponsor has the right to terminate the Plan subject to the terms of the Plan and the provisions of ERISA. In the event the Plan is terminated, each participant’s account shall be non-forfeitable with respect to both the participant’s and the Plan Sponsor’s contributions. The Plan Sponsor has the right to amend the Plan or to suspend matching contributions to the Plan at any time, either permanently or temporarily, for any length of time.

EBP eligibility service period	30 days
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
EBP, Participant Contribution, incremental increase of automatic annual escalation	1.00%
EBP, Participant Contribution, Cap Of Automatic Annual Escalation	15.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	5.00%
EBP Participant Catch Up Contribution Minimum Age	50
EBP Employer Contribution Vesting Percentage	100.00%
EBP Employer Contribution Vesting Period	2 years
EBP, Participant Contribution, Maximum Contribution to Employee Stock Plan	20.00%
EBP, Automatic Distribution to Participant Threshold	$ 1,000
EBP, Distribution of Account Balance Stays in Plan Threshold	$ 5,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note receivable from participant, general loan term	5 years
Forfeitures	$ 3,875,557	$ 506,167
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	6,093,646
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	73,579
EBP, Plan Revenue Credit Account, Decrease from Administrative Expense	$ 360,106
EBP Employer Match Tranche One
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	4.00%
EBP Employer Match Tranche Two
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	2.00%
Minimum
EBP, Description of Plan [Line Items]
EBP Participant Contribution Eligible Compensation Percentage	0.01
EBP, Account Balance Rolled Into IRA Threshold	$ 1,000
Maximum
EBP, Description of Plan [Line Items]
EBP Participant Contribution Eligible Compensation Percentage	0.80
EBP, Account Balance Rolled Into IRA Threshold	$ 5,000